UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
REVENUE	$ 12,411,048	$ 12,823,797	$ 40,202,238	$ 37,537,003	$ 53,376,874	$ 50,347,652
COST OF GOODS SOLD	11,204,186	11,609,039	36,894,502	34,418,334	49,027,305	44,390,695
GROSS PROFIT	1,206,862	1,214,758	3,307,736	3,118,669	4,349,569	5,956,957
OPERATING EXPENSES
General and administrative expenses	1,782,957	2,573,414	4,591,620	6,662,579	19,642,005	10,183,025
Salaries and wages	1,317,782	1,252,680	4,030,823	3,279,803	4,719,768	2,429,021
Sales and marketing expenses	41,848	157,435	326,291	942,759	1,204,636	630,057
Depreciation and amortization expense	304,139	248,530	937,000	478,466	614,377	188,890
TOTAL OPERATING EXPENSES	3,446,726	4,232,059	9,885,734	11,363,607	26,180,786	13,430,993
LOSS FROM OPERATIONS	(2,239,864)	(3,017,301)	(6,577,998)	(8,244,938)	(21,831,217)	(7,474,036)
OTHER INCOME (EXPENSE)
Other expense, net	(1,921)	14,404	160,598	(14,330)	(65,867)	(2,424,649)
Interest expense	(181,429)	(151,274)	(692,547)	(529,782)	(866,476)	(2,345,410)
Interest income	101,236	110,596	309,031	555,281	662,859	236,349
Gain on equity investments, net	428	(1,093)	2,518	2,876	4,584	1,676
Gain on extinguishment of debt	0	706	0	1,911,476	1,910,967	1,004,124
Change in fair value of derivative liability	0	0	0	3,384	3,384	(20,257)
Bargain purchase gain	0	0	0	1,633,842	1,440,249	0
Foreign currency transaction, net	139,016	(371,115)	158,463	(108,406)	198,863	(413,279)
Non-cash interest expense					0	(1,619,838)
TOTAL OTHER INCOME (EXPENSE), NET	57,330	(397,776)	(61,937)	3,454,341	3,288,563	(5,581,284)
LOSS BEFORE INCOME TAXES	(2,182,534)	(3,415,077)	(6,639,935)	(4,790,597)	(18,542,654)	(13,055,320)
INCOME TAX EXPENSE	0	65,873	0	0	0	(775,051)
NET LOSS	(2,182,534)	(3,349,204)	(6,639,935)	(4,790,597)	(18,542,654)	(13,830,371)
Deemed dividend on issuance of warrants	(6,185,231)	0	(6,185,231)		0	(32,004,730)
Deemed dividend on downround of warrants	0	(15,053)	0	(15,053)	(22,695)	(8,480,379)
Deemed dividend on warrant exchange/modification	(9,793)	0	(9,793)		(7,218,485)	(1,067,876)
Deemed dividend on downround of preferred stock					0	(8,189,515)
Deemed dividend on preferred stock					0	(372,414)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	(8,377,558)	(3,364,257)	(12,834,959)	(4,805,650)	(25,783,834)	(63,945,285)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment, net	747,879	(890,645)	(27,988)	(470,994)	712,791	(981,014)
TOTAL COMPREHENSIVE LOSS	$ (7,629,679)	$ (4,254,902)	$ (12,862,947)	$ (5,276,644)	$ (25,071,043)	$ (64,926,299)
BASIC NET LOSS PER SHARE	$ (0.45)	$ (0.27)	$ (0.72)	$ (0.42)	$ (2.15)	$ (33.16)
DILUTED NET LOSS PER SHARE	$ (0.45)	$ (0.27)	$ (0.72)	$ (0.42)	$ (2.15)	$ (33.16)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
Basic	18,418,287	12,585,479	17,724,305	11,346,071	11,968,665	1,928,172
Diluted	18,418,287	12,585,479	17,724,305	11,346,071	11,968,665	1,928,172